financing costs (Tables)	12 Months Ended
Dec. 31, 2019
financing costs
Schedule of financing costs

Years ended December 31 (millions)	Note	2019	2018
Interest expense
Interest on long-term debt, excluding lease liabilities - gross		$634	$598
Interest on long-term debt, excluding lease liabilities - capitalized [1]	18(a)	(23)	—
Interest on long-term debt, excluding lease liabilities		611	598
Interest on lease liabilities	19	67	—
Interest on short-term borrowings and other		8	6
Interest accretion on provisions	25	22	21
Long-term debt prepayment premium	26(a)	28	34
		736	659
Employee defined benefit plans net interest	15	1	17
Foreign exchange		3	(6)
		740	670
Interest income		(7)	(9)
		$733	$661
(1)	Interest on long-term debt, excluding lease liabilities, at a composite rate of 4.33% was capitalized to intangible assets with indefinite lives in the period.